Segment Information - Summary of Long-lived Assets by Geographic Area (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	¥ 14,607,088	$ 2,117,829	¥ 10,367,960
PRC
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	10,625,591	1,540,566	8,829,539
Southeast Asia
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	3,189,683	462,461	911,623
India
Revenues From External Customers And Long Lived Assets [Line Items]
Long-lived assets	¥ 791,814	$ 114,802	¥ 626,798